Condensed Financial Information of The Parent Company (Details) - Schedule of balance sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 373		¥ 183	$ 59
Prepaid expenses and other current assets	1,317		392	207
Amounts due to subsidiaries	25,995		236,403	4,079
Total current assets	27,685		236,978	4,345
Non-current assets
Investments in subsidiaries and consolidated VIE	805,136		359,394	126,343
TOTAL ASSETS	832,821		596,372	130,688
Current liabilities
Accrued expenses and other current liabilities	2,414			379
Warrant liabilities	10,324	$ 1,620	29,558
Current portion of contingent consideration – earn-out liability	10,638		92,183	1,669
Total current liabilities	23,376		121,741	3,668
Non-current liabilities
Contingent consideration – earn-out liability			15,116
Total liabilities	23,376		136,857	3,668
Shareholders’ equity
Class A ordinary shares	140,196		(96,349)	22,000
Class B ordinary shares	13,041			2,046
Shares to be issued	128,119		200,100	20,105
Statutory reserves	31,775		18,352	4,986
Retained earnings	479,199		322,610	75,197
Accumulated other comprehensive income	17,115		14,802	2,686
Total shareholder’s equity	809,445		459,515	127,020
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 832,821		¥ 596,372	$ 130,688